Share Based Payment (Tables)	12 Months Ended
Dec. 31, 2025
Share Based Payment [Abstract]
Schedule of Share Option and RSUs Activity	Below is a summary of the Company’s share option and RSUs grants activity during the years 2025, 2024 and 2023:
Date of grant	Amount	Exercise price ($) (*)	Fair value at the date of grant (U.S. dollars in thousands)	Volatility	Risk-free interest rate	Contractual term (in years)
2025
Options
March 19, 2025	5,004	-	4	-	-	7
August 7, 2025	49,321	-	45	-	-	3
November 25, 2025	35,083	-	50	-	-	3
	89,408
RSUs
March 19, 2025	286,116	-	238	-	-
May 28, 2025	311,052	-	259	-	-
June 19, 2025(**)	700,008	-	796	-	-
June 19, 2025 (***)	399,996		601
August 7, 2025	305,052	-	458	-	-
November 25, 2025	456,084	-	528	-	-
December 23, 2025	395,028	-	299	-	-
	2,853,336
2024
Options
January 1, 2024	100,000	0.00-0.49	63	0%-80.00%	3.59%	3-7
March 13, 2024	45,012	0.00-1.24	59	0%-86.21%	3.89%	2-7
July 16, 2024	100,000	-	287	-	-	5
September 25, 2024	660,024	-	783	-	-	3-7
	905,036
RSUs
January 1, 2024	50,000	-	39	-	-
March 13, 2024	190,044	-	347	-	-
July 16, 2024	55,020	-	158	-	-
September 9, 2024	199,992	-	210	-	-
September 25, 2024	1,750,152	-	2,078	-	-
November 24, 2024	152,040	-	226	-	-
	2,397,248
2023
Options
April 20, 2023	100,000	0.23	10	79.84%	4.14%	2
May 18, 2023	30,000	0.24	3	89.91%	3.94%	10
November 27, 2023	1,343,748	0.00-0.49	414	91.46%	4.17%	7
	1,473,748
RSUs
July 19, 2023	100,000	-	26	-	-
September 13, 2023	650,000	-	209	-	-
November 27, 2023	925,572	-	494	-	-
	1,675,572

(*)	Translated from NIS based on the U.S. dollars/NIS exchange rate as of December 31, 2025.
(**)	Granted to directors and key management personnel.

(***)	Granted to the CEO and approved by the Company’s shareholders on August 7, 2025.

Schedule of Share Options and RSUs Outstanding and their Related Weighted Average Exercise Prices

Movement in the number of share options and RSUs outstanding and their related weighted average exercise prices are as follows:

	2025		2024		2023
	Number of options	Average exercise price ($)	Number of options	Average exercise price ($)	Number of options	Average exercise price ($)
Outstanding at beginning of year:	4,832,966	0.47	7,136,720	0.67	7,001,800	0.88
Granted	89,408	-	905,036	0.06	1,473,748	0.34
Exercised	(424,562)	0.30	(2,917,879)	1.23	(224,463)	0.10
Forfeited	(118,759)	0.23	(262,845)	0.42	(768,269)	0.56
Expired	(11,250)	1.24	(28,066)	0.67	(346,096)	1.08
Outstanding at end of year	4,367,803	0.48	4,832,966	0.47	7,136,720	0.67
Exercisable at end of year	3,688,224	0.54	2,548,439	0.66	3,605,391	1.09

Schedule of RSUs

RSUs

	2025	2024
	Number of RSUs	Number of RSUs
Outstanding at beginning of year:	3,284,742	1,675,572
Granted	2,853,336	2,397,248
Vested	(1,274,687)	(508,898)
Forfeited	(228,004)	(279,180)
Outstanding at end of year	4,635,387	3,284,742

Schedule of Exercise Price and the Remaining Contractual Life of Options Outstanding

The following table summarizes information about exercise price and the remaining contractual life of options outstanding at the end of 2025, 2024 and 2023:

	2025		2024		2023
Exercise prices ($)	Number outstanding at end of year	Remaining contractual life (in years)	Number outstanding at end of year	Remaining contractual life (in years)	Number outstanding at end of year	Remaining contractual life (in years)
0.00	986,731	1.73-6.21	1,059,009	1.20-6.73	972,728	0.15-6.91
0.21-1.09	2,737,975	0.08-7.38	3,119,610	0.03-8.38	3,783,920	6.91-9.39
1.23-1.77	643,097	4.58-5.65	654,347	0.25-6.65	2,380,072	0.65-7.72
	4,367,803		4,832,966		7,136,720

Schedule of Respect of Services Received from its Employees and Consultants

The costs which were recognized in the Company’s financial statements in respect of services received from its employees and consultants are presented in the table below:

	Year ended December 31
	2025	2024	2023
	U.S. dollar in thousands
Share-based payment plans	3,445	2,017	933